Expense Example - Pacer S&P 500 3AI Top 100 ETF - Pacer S&P 500 3AI Top 100 ETF Class	Mar. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157